UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2015
(Unaudited)

	SHARES	VALUE
Common Stocks - 70.2%
Software & Services - 6.9%
Adobe Systems, Inc. (a)	15,064	$1,335,574
Alphabet, Inc., Class A (a)	4,940	3,642,707
ANSYS, Inc. (a)	20,362	1,940,702
eBay, Inc. (a)	37,211	1,038,187
MasterCard, Inc., Class A	10,709	1,060,084
Microsoft Corporation	25,877	1,362,165
PayPal Holdings, Inc. (a)	38,711	1,393,983
Zendesk, Inc. (a)	29,651	596,578
		12,369,980

Technology Hardware & Equipment - 6.1%
Apple, Inc.	28,238	3,374,441
Cisco Systems, Inc.	69,115	1,993,968
F5 Networks, Inc. (a)	21,846	2,407,429
Palo Alto Networks, Inc. (a)	15,111	2,432,871
SanDisk Corporation	10,147	781,319
		10,990,028

Pharmaceuticals & Biotechnology - 6.1%
Amgen, Inc.	6,709	1,061,230
Biogen, Inc. (a)	5,551	1,612,621
Gilead Sciences, Inc.	22,048	2,384,050
Merck & Company, Inc.	22,135	1,209,899
Novartis A.G. American Depositary Receipt (b)	19,568	1,769,534
Shire PLC American Depositary Receipt (b)	12,735	2,891,482
		10,928,816

Healthcare Equipment & Services - 5.6%
Cigna Corporation	26,565	3,560,773
DENTSPLY International, Inc.	22,414	1,363,892
Hologic, Inc. (a)	43,098	1,674,788
Medtronic PLC	15,184	1,122,401
Omnicell, Inc. (a)	34,317	933,422
Zimmer Biomet Holdings, Inc.	14,215	1,486,463
		10,141,739

Banks - 5.1%
East West Bancorp, Inc.	23,205	937,250
Fifth Third Bancorp	59,794	1,139,076
First Republic Bank	19,347	1,263,553
PNC Financial Services Group, Inc. (The)	17,774	1,604,281
SVB Financial Group (a)	12,259	1,496,456
Umpqua Holdings Corporation	74,742	1,248,191
Wells Fargo & Company	26,213	1,419,172
		9,107,979

Retailing - 4.5%
Home Depot, Inc. (The)	14,029	1,734,546
Men's Wearhouse, Inc. (The)	36,409	1,455,632
Priceline Group, Inc. (The) (a)	856	1,244,829
Target Corporation	22,043	1,701,279
TJX Companies, Inc. (The)	26,928	1,970,860
		8,107,146

Capital Goods - 4.4%
A.O. Smith Corporation	13,091	$1,005,651
ABB Ltd. American Depositary Receipt (b)	60,534	1,142,882
Hexcel Corporation	29,452	1,364,217
Lincoln Electric Holdings, Inc.	24,209	1,447,940
Middleby Corporation (The) (a)	6,045	706,902
Wabtec Corporation	12,298	1,019,135
Xylem, Inc.	34,923	1,271,546
		7,958,273

Renewable Energy & Energy Efficiency – 4.3%
8point3 Energy Partners LP	48,414	651,652
Acuity Brands, Inc.	9,538	2,085,007
EnerNOC, Inc. (a)	48,289	378,586
First Solar, Inc. (a)	14,364	819,754
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,080	595,771
Johnson Controls, Inc.	34,178	1,544,162
Ormat Technologies, Inc.	35,670	1,345,472
SolarCity Corporation (a)	12,216	362,204
		7,782,608

Semiconductors - 3.2%
Analog Devices, Inc.	17,124	1,029,495
ARM Holdings PLC American Depositary Receipt (b)	18,970	899,747
ASML Holding NV	10,584	982,089
NXP Semiconductors NV (a)(b)	23,571	1,846,788
Xilinx, Inc.	19,926	948,876
		5,706,995

Healthy Living - 3.1%
United Natural Foods, Inc. (a)	55,789	2,814,555
WhiteWave Foods Company (The) (a)	40,175	1,646,372
Whole Foods Market, Inc.	36,822	1,103,187
		5,564,114

Insurance - 3.0%
Aflac, Inc.	34,928	2,226,660
Lincoln National Corporation	28,123	1,504,862
Reinsurance Group of America, Inc.	19,460	1,756,070
		5,487,592

Diversified Financials - 2.7%
Charles Schwab Corporation (The)	39,975	1,220,037
Stifel Financial Corporation (a)	45,527	2,022,765
WisdomTree Investments, Inc.	82,543	1,587,302
		4,830,104

Consumer Durables & Apparel - 2.6%
Deckers Outdoor Corporation (a)	23,260	1,294,652
Jarden Corporation (a)	20,524	919,475
lululemon athletica, Inc. (a)	21,622	1,063,154
NIKE, Inc., Class B	10,046	1,316,327
		4,593,608

Materials - 2.2%
Minerals Technologies, Inc.	20,706	1,220,412
Owens-Illinois, Inc. (a)	35,318	761,103
Sealed Air Corporation	39,637	1,946,969
		3,928,484

Real Estate – 1.7%
CBRE Group, Inc., Class A (a)	55,564	2,071,426
Forest City Enterprises, Inc., Class A (a)	43,881	969,770
		3,041,196

Transportation - 1.5%
J.B. Hunt Transport Services, Inc.	15,976	1,220,087

United Parcel Service, Inc., Class B	14,699	$1,514,291
		2,734,378

Food & Staples Retailing - 1.4%
Costco Wholesale Corporation	8,613	1,361,888
CVS Health Corporation	12,100	1,195,238
		2,557,126

Food & Beverage - 1.3%
Diamond Foods, Inc. (a)	397	15,729
General Mills, Inc.	300	17,433
Keurig Green Mountain, Inc.	10,380	526,785
Unilever NV American Depositary Receipt (b)	41,260	1,855,875
		2,415,822

Telecommunication Services - 1.2%
BT Group PLC American Depositary Receipt (b)	13,254	949,914
SBA Communications Corporation, Class A (a)	10,189	1,212,695
		2,162,609

Media - 1.1%
Discovery Communications, Inc., Class A (a)	24,137	710,593
IMAX Corporation (a)	31,470	1,208,134
		1,918,727

Automobiles & Components - 0.7%
BorgWarner, Inc.	30,369	1,300,401

Consumer Services - 0.6%
Panera Bread Company, Class A (a)	6,231	1,105,192
Starbucks Corporation	550	34,414
		1,139,606

Household & Personal Products - 0.5%
Church & Dwight Company, Inc.	10,361	891,978

Commercial & Professional Services - 0.4%
Interface, Inc.	37,859	740,143

Total Common Stocks (Cost $107,282,861)		126,399,452

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 28.3%
Green Bonds, Renewable Energy & Energy Efficiency - 13.3%
African Development Bank 0.75%, due 10/18/16 (b)	$1,000,000	1,001,437
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	986,106
Bank of America Corporation 1.35%, due 11/21/16	1,500,000	1,501,703
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,041,642
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	998,031
International Bank for Reconstruction & Development 2.00%, due 10/20/16 (b)	500,000	507,374
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,972,702
International Finance Corporation 0.625%, due 11/15/16 (b)	1,000,000	999,514
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	504,273
KFW 1.75%, due 10/15/19 (b)	1,500,000	1,513,927

Morgan Stanley 2.20%, due 12/7/18	$1,500,000	$1,511,955
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,533,868
Overseas Private Investment Corporation 3.28%, due 9/15/29	800,000	820,578
Overseas Private Investment Corporation 3.33%, due 5/15/33	249,212	255,662
Overseas Private Investment Corporation 3.43%, due 6/1/33	250,000	258,991
Regency Centers LP 3.75%, due 6/15/24	2,000,000	2,006,498
Sumitomo Mitsui Bank 2.45%, due 10/20/20 (b)	2,000,000	1,990,298
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,509,161
Vornado Realty LP 2.50%, due 6/30/19	2,000,000	1,991,624
		23,905,344

U.S. Government Agencies - 2.8%
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	518,934
Federal Farm Credit Bank 1.80%, due 6/15/20	200,000	201,656
Federal Farm Credit Bank 2.26%, due 11/13/24	1,000,000	989,089
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,031,020
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	592,410
Federal Home Loan Bank 2.00%, due 6/25/27 (c)	1,000,000	1,001,128
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	541,604
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19	200,000	185,190
		5,061,031

Software & Services - 2.7%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	501,478
International Business Machines Corporation 8.375%, due 11/1/19	500,000	620,757
Oracle Corporation 1.20%, due 10/15/17	500,000	502,006
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,107,859
Oracle Corporation 2.50%, due 5/15/22	500,000	494,232
Symantec Corporation 4.20%, due 9/15/20	1,500,000	1,567,272
		4,793,604
Banks – 1.8%
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	536,122
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,678,261
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,077,734
		3,292,117
Real Estate - 1.6%
Digital Realty Trust LP 3.95%, due 7/1/22	2,000,000	1,999,194

HCP, Inc. 3.875%, due 8/15/24	$1,000,000	$977,434
		2,976,628

Diversified Financials - 1.4%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21	1,000,000	1,051,851
Citigroup, Inc. 3.953%, due 6/15/16	500,000	507,921
Deutsche Bank A.G. 3.25%, due 1/11/16 (b)	500,000	502,567
Morgan Stanley 3.80%, due 4/29/16	500,000	507,627
		2,569,966

Pharmaceuticals & Biotechnology - 1.0%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,388,385
Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	500,000	504,033
		1,892,418

Capital Goods - 0.9%
Koninklijke Philips NV 5.75%, due 3/11/18 (b)	1,500,000	1,626,567

Telecommunication Services - 0.8%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	820,538
Verizon Communications, Inc. 6.35%, due 4/1/19	500,000	568,713
		1,389,251

Media - 0.7%
Discovery Communications LLC 5.625%, due 8/15/19	1,150,000	1,276,868

Healthcare Equipment & Services - 0.6%
Baxter International, Inc. 1.85%, due 6/15/18	500,000	500,745
Stryker Corporation 1.30%, due 4/1/18	500,000	498,593
		999,338

Technology Hardware & Equipment - 0.4%
EMC Corporation 1.875%, due 6/1/18	700,000	669,434

Food & Staples Retailing - 0.3%
CVS Health Corporation 2.25%, due 12/5/18	500,000	507,180

Total Bonds & Notes (Cost $50,600,217)		50,959,746

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit 1.01%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Investment - 1.3% UMB Money Market Fiduciary Account, 0.01% (d)		2,277,441

Total Short-term Investment (Cost $2,277,441)		2,277,441

TOTAL INVESTMENTS (e) - 99.9% (Cost $160,255,519)	179,731,639
Other Assets Less Liabilities - 0.1%	264,248

NET ASSETS -100.0%	$179,995,887

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Step rate bond. Rate shown is currently in effect at October 31, 2015.
(d)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(e)	The cost of investments for federal income tax purposes is $160,252,127 resulting in gross unrealized appreciation and depreciation of $25,147,615 and $5,668,103 respectively, or net unrealized appreciation of $19,479,512.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2015
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.9%
Software & Services - 19.6%
Accenture PLC, Class A	11,744	$1,258,957
Adobe Systems, Inc. (a)	9,390	832,517
Alphabet, Inc., Class A (a)	5,403	3,984,118
Alphabet, Inc., Class C (a)	5,780	4,108,482
ANSYS, Inc. (a)	1,686	160,693
Autodesk, Inc. (a)	4,232	233,564
Automatic Data Processing, Inc.	8,845	769,427
CA, Inc.	6,110	169,308
Citrix Systems, Inc. (a)	2,975	244,248
Cognizant Technology Solutions Corporation, Class A (a)	11,388	775,637
Convergys Corporation	1,981	50,852
FleetCor Technologies, Inc. (a)	1,444	209,178
International Business Machines Corporation	17,536	2,456,443
Intuit, Inc.	4,917	479,063
Microsoft Corporation	144,041	7,582,318
NetSuite, Inc. (a)	775	65,929
Oracle Corporation	65,501	2,544,059
Rackspace Hosting, Inc. (a)	2,051	53,018
salesforce.com, Inc. (a)	11,685	908,041
Symantec Corporation	12,802	263,721
Teradata Corporation (a)	2,695	75,756
Western Union Company (The)	9,631	185,397
Workday, Inc., Class A (a)	1,977	156,124
Xerox Corporation	19,303	181,255
Yahoo!, Inc. (a)	16,609	591,613
		28,339,718

Pharmaceuticals & Biotechnology - 11.4%
Affymetrix, Inc. (a)	1,528	14,058
Agilent Technologies, Inc.	6,401	241,702
Amgen, Inc.	14,250	2,254,065
Bio-Techne Corporation	665	58,653
Biogen, Inc. (a)	4,409	1,280,859
BioMarin Pharmaceutical, Inc. (a)	2,998	350,886
Bristol-Myers Squibb Company	31,260	2,061,597
Celgene Corporation (a)	14,862	1,823,716
Cepheid (a)	1,404	46,894
Fluidigm Corporation (a)	492	5,318
Gilead Sciences, Inc.	27,537	2,977,576
Merck & Company, Inc.	52,976	2,895,668
Mettler-Toledo International, Inc. (a)	519	161,404
PAREXEL International Corporation (a)	990	62,489
Quintiles Transnational Holdings, Inc. (a)	1,745	111,069
Thermo Fisher Scientific, Inc.	7,472	977,188
Vertex Pharmaceuticals, Inc. (a)	4,598	573,554
VIVUS, Inc. (a)	1,906	2,402
Waters Corporation (a)	1,539	196,684
Zoetis, Inc.	8,837	380,079
		16,475,861

Technology Hardware & Equipment - 5.5%
Black Box Corporation	220	2,686

Calix, Inc. (a)	639	$4,467
Cisco Systems, Inc.	95,337	2,750,472
Corning, Inc.	23,463	436,412
EMC Corporation	36,473	956,322
Flextronics International Ltd. (a)	10,594	120,666
Hewlett-Packard Company	34,151	920,711
Lexmark International, Inc.	1,104	35,869
Motorola Solutions, Inc.	2,986	208,930
Plantronics, Inc.	704	37,748
QUALCOMM, Inc.	30,573	1,816,648
Silicon Graphics International Corporation (a)	443	1,936
Super Micro Computer, Inc. (a)	647	18,252
TE Connectivity Ltd.	7,610	490,388
Trimble Navigation Ltd. (a)	5,061	115,138
		7,916,645

Food & Beverage - 5.4%
Bunge Ltd.	2,670	194,803
Campbell Soup Company	3,486	177,054
Coca-Cola Enterprises, Inc.	4,109	210,956
Darling Ingredients, Inc. (a)	2,865	28,994
Dr. Pepper Snapple Group, Inc.	3,589	320,749
General Mills, Inc.	11,194	650,483
Hormel Foods Corporation	2,713	183,263
JM Smucker Company (The)	2,142	251,449
Kellogg Company	4,942	348,510
Keurig Green Mountain, Inc.	2,195	111,396
Kraft Heinz Company (The)	11,172	871,081
McCormick & Company, Inc.	2,159	181,313
Mondelez International, Inc., Class A	30,490	1,407,419
PepsiCo, Inc.	27,652	2,825,758
		7,763,228

Capital Goods - 5.2%
3M Company	11,887	1,868,755
A.O. Smith Corporation	1,465	112,541
AGCO Corporation	1,421	68,762
Air Lease Corporation	1,785	60,172
American Science & Engineering, Inc.	117	4,385
Applied Industrial Technologies, Inc.	691	28,545
Builders FirstSource, Inc. (a)	1,137	13,439
Caterpillar, Inc.	10,790	787,562
CLARCOR, Inc.	891	44,425
Cummins, Inc.	3,249	336,304
Deere & Company	5,930	462,540
Dover Corporation	2,987	192,452
EMCOR Group, Inc.	1,104	53,301
Fastenal Company	5,208	203,945
Flowserve Corporation	2,615	121,231
Graco, Inc.	1,147	84,190
Granite Construction, Inc.	882	28,965
H&E Equipment Services, Inc.	568	10,968
Illinois Tool Works, Inc.	6,159	566,259
Ingersoll-Rand PLC	4,971	294,582
Lincoln Electric Holdings, Inc.	1,303	77,933
Masco Corporation	6,437	186,673
Meritor, Inc. (a)	1,653	17,968
Middleby Corporation (The) (a)	1,089	127,348
Nordson Corporation	1,140	81,214
Owens Corning	2,175	99,028
Parker Hannifin Corporation	2,603	272,534
Quanta Services, Inc. (a)	3,936	79,153
Rockwell Automation, Inc.	2,543	277,594
Snap-on, Inc.	1,077	178,664
Tennant Company	321	18,592

Timken Company (The)	1,353	$42,755
United Rentals, Inc. (a)	1,849	138,416
W.W. Grainger, Inc.	1,141	239,610
WABCO Holdings, Inc. (a)	1,062	119,188
Wabtec Corporation	1,787	148,089
Xylem, Inc.	3,448	125,542
		7,573,624

Media - 4.9%
Charter Communications, Inc., Class A (a)	1,583	302,258
Discovery Communications, Inc., Class A (a)	2,918	85,906
Discovery Communications, Inc., Class C (a)	5,124	141,013
DreamWorks Animation SKG, Inc., Class A (a)	1,322	26,757
John Wiley & Sons, Inc., Class A	825	43,172
Liberty Global PLC, Class A (a)	4,788	213,162
Liberty Global PLC, Series C (a)	11,541	492,108
New York Times Company (The), Class A	2,340	31,075
Scholastic Corporation	424	17,329
Scripps Networks Interactive, Inc., Class A	1,353	81,288
Time Warner Cable, Inc.	5,302	1,004,199
Time Warner, Inc.	15,495	1,167,393
Walt Disney Company (The)	30,219	3,437,109
		7,042,769

Real Estate - 4.7%
American Tower Corporation	7,959	813,648
AvalonBay Communities, Inc.	2,484	434,278
Boston Properties, Inc.	2,855	359,302
CBRE Group, Inc., Class A (a)	5,587	208,283
Corporate Office Properties Trust	1,705	39,215
Duke Realty Corporation	6,532	135,212
Equinix, Inc.	1,072	318,041
Equity Residential	6,791	525,080
Federal Realty Investment Trust	1,289	184,959
Forest City Enterprises, Inc., Class A (a)	4,313	95,317
HCP, Inc.	8,601	319,957
Host Hotels & Resorts, Inc.	14,374	249,101
Iron Mountain, Inc.	3,808	116,677
Jones Lang LaSalle, Inc.	840	140,036
Liberty Property Trust	2,885	98,148
Macerich Company (The)	2,482	210,325
Plum Creek Timber Company, Inc.	3,332	135,746
Potlatch Corporation	740	23,118
Prologis, Inc.	9,751	416,660
Realogy Holdings Corporation (a)	2,812	109,949
Simon Property Group, Inc.	5,817	1,171,893
UDR, Inc.	4,860	167,476
Vornado Realty Trust	3,204	322,162
Weyerhaeuser Company	9,720	285,088
		6,879,671

Diversified Financials - 4.7%
American Express Company	17,139	1,255,603
Ameriprise Financial, Inc.	3,423	394,877
Bank of New York Mellon Corporation (The)	20,936	871,984
BlackRock, Inc.	2,302	810,235
Charles Schwab Corporation (The)	22,179	676,903
CME Group, Inc.	6,033	569,938
FactSet Research Systems, Inc. (a)	754	132,040
Franklin Resources, Inc.	7,603	309,898
Invesco Ltd.	8,169	270,966
Legg Mason, Inc.	1,942	86,905
Northern Trust Corporation	4,118	289,866
State Street Corporation	7,647	527,643
T. Rowe Price Group, Inc.	4,896	370,236

TD Ameritrade Holding Corporation	5,022	$173,108
		6,740,202

Household & Personal Products - 4.5%
Avon Products, Inc.	7,635	30,769
Clorox Company (The)	2,489	303,509
Colgate-Palmolive Company	16,077	1,066,709
Edgewell Personal Care Company	1,204	101,991
Estee Lauder Companies, Inc. (The), Class A	4,313	347,024
Kimberly-Clark Corporation	6,857	820,851
Procter & Gamble Company (The)	50,823	3,881,861
		6,552,714

Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a)	12,277	26,027
Analog Devices, Inc.	5,873	353,085
Applied Materials, Inc.	23,346	391,512
Intel Corporation	88,861	3,008,834
Lam Research Corporation	2,936	224,868
Microchip Technology, Inc.	3,941	190,311
NVIDIA Corporation	10,145	287,814
Skyworks Solutions, Inc.	3,596	277,755
Texas Instruments, Inc.	19,506	1,106,380
		5,866,586

Healthcare Equipment & Services - 3.7%
AmerisourceBergen Corporation	3,954	381,600
Becton, Dickinson and Company	3,945	562,241
Cardinal Health, Inc.	6,193	509,065
Centene Corporation (a)	2,150	127,882
Cerner Corporation (a)	5,778	383,024
Cigna Corporation	4,805	644,062
Cooper Companies, Inc. (The)	911	138,800
DENTSPLY International, Inc.	2,637	160,461
Edwards Lifesciences Corporation (a)	2,025	318,229
Envision Healthcare Holdings, Inc. (a)	3,491	98,446
Henry Schein, Inc. (a)	1,598	242,433
Hologic, Inc. (a)	4,417	171,645
Humana, Inc.	2,791	498,556
IDEXX Laboratories, Inc. (a)	1,751	120,154
Laboratory Corporation of America Holdings (a)	1,921	235,783
Molina Healthcare, Inc. (a)	757	46,934
Patterson Companies, Inc.	1,571	74,465
Quest Diagnostics, Inc.	2,675	181,766
ResMed, Inc.	2,626	151,284
Select Medical Holdings Corporation	1,670	18,871
Team Health Holdings, Inc. (a)	1,292	77,094
Varian Medical Systems, Inc. (a)	1,881	147,715
		5,290,510

Retailing - 3.6%
Bed Bath & Beyond, Inc. (a)	3,206	191,174
Best Buy Company, Inc.	5,871	205,661
Blue Nile, Inc. (a)	189	6,445
Buckle, Inc. (The)	529	18,748
Caleres Inc.	721	22,034
CarMax, Inc. (a)	3,962	233,798
Foot Locker, Inc.	2,594	175,743
GameStop Corporation, Class A	2,082	95,918
Gap, Inc. (The)	4,737	128,941
Genuine Parts Company	2,912	264,293
HSN, Inc.	630	38,965
Kohl's Corporation	3,772	173,965
LKQ Corporation (a)	5,678	168,125
Lowe's Companies, Inc.	17,764	1,311,516
Netflix, Inc. (a)	7,560	819,353

Nordstrom, Inc.	2,662	$173,589
Nutrisystem, Inc.	535	12,374
Office Depot, Inc. (a)	9,830	74,905
Pier 1 Imports, Inc.	1,662	12,332
Pool Corporation	792	64,580
Shutterfly, Inc. (a)	671	27,987
Signet Jewelers Ltd.	1,417	213,882
Staples, Inc.	11,971	155,503
Tiffany & Company	2,400	197,856
Tractor Supply Company	2,540	234,671
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,134	197,271
Weyco Group, Inc.	120	3,407
		5,223,036

Consumer Services - 3.4%
Choice Hotels International, Inc.	671	35,100
Darden Restaurants, Inc.	2,128	131,702
DeVry Education Group, Inc.	1,114	26,246
Hilton Worldwide Holdings, Inc.	9,135	228,284
Jack in the Box, Inc.	670	49,935
Marriott International, Inc., Class A	4,135	317,485
McDonald's Corporation	17,958	2,015,785
Royal Caribbean Cruises Ltd.	3,309	325,440
Starbucks Corporation	28,098	1,758,092
Vail Resorts, Inc.	723	82,545
		4,970,614

Insurance - 2.9%
ACE Ltd.	6,132	696,227
Aflac, Inc.	8,109	516,949
Chubb Corporation (The)	4,277	553,230
Hartford Financial Services Group, Inc.	7,793	360,504
Marsh & McLennan Companies, Inc.	10,143	565,371
PartnerRe Ltd.	904	125,656
Principal Financial Group, Inc.	5,573	279,542
Progressive Corporation (The)	10,984	363,900
Travelers Companies, Inc. (The)	5,984	675,534
Willis Group Holdings PLC	3,055	136,283
		4,273,196

Telecommunication Services - 2.9%
CenturyLink, Inc.	10,641	300,183
Cincinnati Bell, Inc. (a)	3,478	13,112
Level 3 Communications, Inc. (a)	5,675	289,141
Sprint Corporation (a)	14,251	67,407
Verizon Communications, Inc.	76,463	3,584,585
		4,254,428

Consumer Durables & Apparel - 2.8%
Callaway Golf Company	1,289	12,826
Columbia Sportswear Company	513	28,138
CSS Industries, Inc.	156	4,259
Deckers Outdoor Corporation (a)	691	38,461
Ethan Allen Interiors, Inc.	443	12,054
Hanesbrands, Inc.	7,624	243,511
Hasbro, Inc.	2,082	159,960
Jarden Corporation (a)	3,796	170,061
La-Z-Boy, Inc.	961	27,437
Mattel, Inc.	6,379	156,796
Meritage Homes Corporation (a)	653	23,025
Michael Kors Holdings Ltd. (a)	3,691	142,620
Mohawk Industries, Inc. (a)	1,186	231,863
Newell Rubbermaid, Inc.	4,985	211,513
NIKE, Inc., Class B	12,784	1,675,087
PVH Corporation	1,541	140,154
Tupperware Brands Corporation	891	52,453

Under Armour, Inc., Class A (a)	3,359	$319,374
VF Corporation	6,375	430,440
Wolverine World Wide, Inc.	1,850	34,354
		4,114,386

Materials - 2.7%
Air Products & Chemicals, Inc.	3,799	527,985
Albemarle Corporation	2,166	115,924
Avery Dennison Corporation	1,749	113,633
Axalta Coating Systems Ltd. (a)	2,801	77,392
Ball Corporation	2,457	168,305
Compass Minerals International, Inc.	602	48,906
Domtar Corporation	1,154	47,591
Ecolab, Inc.	4,989	600,426
H.B. Fuller Company	939	35,673
International Flavors & Fragrances, Inc.	1,515	175,831
Minerals Technologies, Inc.	610	35,953
Mosaic Company (The)	6,098	206,051
Praxair, Inc.	5,373	596,887
Schnitzer Steel Industries, Inc., Class A	531	8,953
Sealed Air Corporation	3,903	191,715
Sherwin-Williams Company (The)	1,477	394,108
Sigma-Aldrich Corporation	2,254	314,929
Sonoco Products Company	1,806	77,098
Valspar Corporation (The)	1,515	122,639
Wausau Paper Corporation	607	6,197
		3,866,196

Transportation - 2.4%
ArcBest Corporation	399	10,334
Avis Budget Group, Inc. (a)	2,042	101,977
C.H. Robinson Worldwide, Inc.	2,719	188,644
CSX Corporation	18,482	498,829
Echo Global Logistics, Inc. (a)	441	10,491
Expeditors International of Washington, Inc.	3,572	177,850
Genesee & Wyoming, Inc., Class A (a)	1,060	71,126
Hertz Global Holdings, Inc. (a)	7,376	143,832
Kansas City Southern	2,059	170,403
Norfolk Southern Corporation	5,719	457,692
Ryder System, Inc.	961	68,981
Southwest Airlines Company	3,138	145,258
United Parcel Service, Inc., Class B	13,152	1,354,919
Wesco Aircraft Holdings, Inc. (a)	1,134	14,130
		3,414,466

Banks - 1.5%
Bank of Hawaii Corporation	783	51,271
Cathay General Bancorp	1,398	43,757
CIT Group, Inc.	3,287	141,341
Comerica, Inc.	3,350	145,390
Heartland Financial USA, Inc.	292	10,757
International Bancshares Corporation	1,025	27,624
KeyCorp	15,552	193,156
M&T Bank Corporation	2,698	323,359
New York Community Bancorp, Inc.	9,090	150,165
Old National Bancorp	2,149	30,086
People's United Financial, Inc.	6,334	101,027
PHH Corporation (a)	920	13,524
PNC Financial Services Group, Inc. (The)	9,720	877,327
Popular, Inc.	2,052	60,678
Umpqua Holdings Corporation	4,022	67,167
		2,236,629

Utilities - 1.4%
American Water Works Company, Inc.	3,362	192,844
Avista Corporation	1,105	37,404
CenterPoint Energy, Inc.	7,723	143,262

CMS Energy Corporation	5,125	$184,859
Consolidated Edison, Inc.	5,547	364,715
Eversource Energy	6,036	307,474
MGE Energy, Inc.	614	25,340
New Jersey Resources Corporation	1,527	48,375
Pepco Holdings, Inc.	4,815	128,224
Piedmont Natural Gas Company, Inc.	1,407	80,635
Sempra Energy	4,385	449,068
WGL Holdings, Inc.	905	56,318
		2,018,518

Commercial & Professional Services - 1.0%
ACCO Brands Corporation (a)	1,919	15,486
CEB, Inc.	598	44,707
Copart, Inc. (a)	2,297	83,174
Deluxe Corporation	909	54,131
Dun & Bradstreet Corporation (The)	723	82,328
Essendant, Inc.	715	24,718
Exponent, Inc.	485	24,934
Heidrick & Struggles International, Inc.	327	8,685
HNI Corporation	792	34,008
ICF International, Inc. (a)	342	10,489
IHS, Inc., Class A (a)	1,288	153,968
Interface, Inc.	1,229	24,027
Kelly Services, Inc.	596	9,417
Knoll, Inc.	925	21,497
ManpowerGroup, Inc.	1,458	133,815
Navigant Consulting, Inc. (a)	784	13,485
On Assignment, Inc. (a)	865	39,020
R.R. Donnelley & Sons Company	3,736	63,026
Resources Connection, Inc.	655	11,757
Robert Half International, Inc.	2,547	134,125
RPX Corporation (a)	998	14,212
Steelcase, Inc.	1,592	30,901
Team, Inc. (a)	364	12,740
Tetra Tech, Inc.	1,257	33,813
TrueBlue, Inc. (a)	796	23,060
Tyco International PLC	7,955	289,880
		1,391,403

Renewable Energy & Energy Efficiency - 0.8%
ITC Holdings Corporation	2,994	97,964
Itron, Inc. (a)	719	26,409
Johnson Controls, Inc.	12,362	558,515
Ormat Technologies, Inc.	646	24,367
SunPower Corporation (a)	933	25,042
Tesla Motors, Inc. (a)	1,784	369,163
		1,101,460

Automobiles & Components - 0.4%
Autoliv, Inc.	1,642	199,076
BorgWarner, Inc.	4,212	180,358
Harley-Davidson, Inc.	3,956	195,624
		575,058

Food & Staples Retailing - 0.3%
Sysco Corporation	11,196	461,835

Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (a)	1,973	98,354
United Natural Foods, Inc. (a)	917	46,263
Whole Foods Market, Inc.	6,797	203,638
		348,255

Total Common Stocks (Cost $111,202,717)		144,691,008

PRINCIPAL AMOUNT	VALUE
Short-term Investment - 0.3%
UMB Money Market Fiduciary Account, 0.01% (b) (Cost $395,317)	$395,317

TOTAL INVESTMENTS (c) - 100.2% (Cost $111,598,034)	145,086,325
Liabilities Less Other Assets - (0.2)%	(279,994)

NET ASSETS -100.0%	$144,806,331

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(c)	The cost of investments for federal income tax purposes is $113,657,318 resulting in gross unrealized appreciation and depreciation of $36,268,447 and $4,839,440 respectively, or net unrealized appreciation of $31,429,007.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A) Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$126,399,452	$-	$-	$126,399,452
BONDS & NOTES	-	50,959,746	-	50,959,746
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	2,277,441	-	2,277,441
TOTAL	$126,399,452	$53,332,187	$-	$179,731,639

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$144,691,008	$-	$-	$144,691,008
SHORT-TERM OBLIGATIONS	-	395,317	-	395,317
TOTAL	$144,691,008	$395,317	$-	$145,086,325

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. Neither of the Funds held any Level 3 securities during the period ended October 31, 2015. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C) Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. For the period ended October 31, 2015, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D) Repurchase Agreements: The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 28, 2015

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 28, 2015